Net Operating Losses	4 Months Ended
Jun. 30, 2014
Net Operating Losses
Net Operating Losses	NOTE 4 - NET OPERATING LOSSES As of June 30, 2014, the Company has a net operating loss of approximately $23,314, which will expire 20 years from the date the loss was incurred.